Equity - Distribution of Profit - Interim Dividend (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Oct. 25, 2019	Dec. 31, 2019	Dec. 31, 2018
Equity
Interim dividend	€ 136,828	€ 136,828	€ 136,747
Class A, Ordinary shares
Equity
Dividend approved (in Euros per share)	€ 0.20
Class B, Preference shares
Equity
Dividend approved (in Euros per share)	€ 0.20